SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Other Assets	$ 53,191	$ 39,959
Total Assets	1,378,982	1,862,155
LIABILITIES
Convertible notes		67,414
Commercial Mortgage-Backed Securitization Debt	61,815	217,495
Collateralized Loan Obligation Securitization Debt	192,528	305,734
Total Liabilities	922,494	1,381,269
Total Liabilities and Equity	$ 1,378,982	1,862,155
Previously reported
ASSETS
Other Assets		45,457
Total Assets		1,867,653
LIABILITIES
Convertible notes		68,395
Commercial Mortgage-Backed Securitization Debt		219,043
Collateralized Loan Obligation Securitization Debt		308,703
Total Liabilities		1,386,767
Total Liabilities and Equity		1,867,653
Deferred debt issuance costs | Accounting Standards Update 2015-03 and Accounting Standards Update 2015-15 | Effect of early adoption
ASSETS
Other Assets		(5,498)
Total Assets		(5,498)
LIABILITIES
Convertible notes		(981)
Commercial Mortgage-Backed Securitization Debt		(1,548)
Collateralized Loan Obligation Securitization Debt		(2,969)
Total Liabilities		(5,498)
Total Liabilities and Equity		$ (5,498)